UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954)527-7500

Date of fiscal year end: 12/31

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report and Shareholder Letter
Templeton Global
Balanced Fund
A Series of Templeton Global Investment Trust
December 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
The 12-month period ended December 31, 2022, was a
challenging year for total return strategies as stocks and
bonds declined in tandem. The year was defined by a
break in the decades-long trend of falling interest rates and disinflation. Strong consumer demand and credit creation
spurred by policy stimulus, combined with supply challenges
related to COVID-19 and the outbreak of war in Ukraine,
galvanized inflationary pressures. Central bankers reacted
by raising interest rates and winding down bond purchases,
negatively impacting asset prices. In this environment, global developed and emerging market stocks, as measured by
the MSCI All Country World Index-NR, posted a -18.36%
total return.
1
Global government and corporate bonds, as
measured by the Bloomberg Multiverse Index, posted a
-16.01% total return.

While we are always disappointed by periods of decline, we
were pleased to avoid the worst of the drawdowns in 2022,
and to deliver clients better returns than the referenced
benchmark indexes. After a period of cheap money and
constant stimulus, we are optimistic that the rising cost of capital and ongoing normalization of central bank policies
will continue to favor investors, like Templeton, who focus on long-term fundamental value.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a
rigorous, fundamental analysis of securities with a regular
emphasis on investment risk management. Historically,
patient investors have achieved rewarding results by
evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks
of the Templeton investment philosophy. We continue to
recommend investors consult their financial professionals
and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.
Templeton Global Balanced Fund’s annual report includes
more detail about prevailing conditions and a discussion
about investment decisions during the period. Please
remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of December
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Templeton Global Balanced Fund 3
Performance Summary 8
Your Fund’s Expenses 11
Financial Highlights and Schedule of Investments 12
Financial Statements 28
Notes to Financial Statements 33
Report of Independent Registered
Public Accounting Firm 50
Tax Information 51
Board Members and Officers 52
Shareholder Information 57
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Templeton Global Balanced Fund
This annual report for Templeton Global Balanced Fund
covers the fiscal year ended December 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks both income and capital appreciation. Under
normal market conditions, the Fund invests in a diversified
portfolio of debt and equity securities worldwide. The Fund
normally invests at least 25% of its assets in fixed income
securities and at least 25% of its assets in equity securities.
The Fund seeks income by investing in a combination of
corporate, agency and government bonds and other debt
securities (including inflation-indexed securities) of any
maturity issued in numerous countries, including developing
market countries, as well as stocks that offer or could offer attractive dividend yields. The Fund may invest in high-
yield bonds that are rated below investment grade and are
sometimes referred to as “junk bonds.” The Fund seeks
capital appreciation by investing in equity securities of
companies from a variety of industries located anywhere in
the world, including developing markets, but from time to
time, based on economic conditions, the Fund may have
significant investments in particular sectors. The equity
securities in which the Fund invests are primarily common
stock. In addition, under normal market conditions, at least
40% of the Fund’s net assets are invested in non-U.S.
investments and in at least three different countries.
Performance Overview
The Fund’s Class A shares posted -14.28% cumulative total
return for the 12 months under review. In comparison, the
Fund’s primary benchmark, the MSCI All Country World
Index (ACWI)-NR, which measures the equity market
performance of global developed and emerging markets,
posted a -18.36% cumulative total return.
1
The Fund’s fixed
income benchmark, the Bloomberg Multiverse Index, which
provides a broad-based measure of the global fixed income
bond market, posted a -16.01% cumulative total return.
1
For the same period, the Fund’s Blended Benchmark, the
Custom 50% MSCI ACWI-NR + 50% Bloomberg Multiverse
Index, posted a -16.99% cumulative total return.
2
You
can find the Fund’s long-term performance data in the
Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
The 12 months ending December 31, 2022, was one of the
worst years on record for the combined fixed income and
equity asset classes. Rising inflation, tightening monetary
policy, and escalating geopolitical tensions resulted in a year of sharply higher interest rates, supply-chain challenges and faltering consumer confidence. Russia’s invasion of Ukraine
in February 2022 and the subsequent escalation of the war
increased investor uncertainty, as international sanctions
on Russia disrupted global trade and commodity markets.
Meanwhile, shifting public health policy in China added
volatility to the global economy, as lockdowns during most
of 2022 to quell the spread COVID-19 slowed economic
activity, while widespread protests late in the period led the government to relax its strict zero-COVID policy.
Inflation rates pushed higher over the year, with energy and food prices after Russia’s invasion of Ukraine a significant impetus. Inflation across many countries showed similar
patterns whereby the upcycle was spurred by these
factors and then spread wider into core measures, started
reaching a multi-decade or multi-year high along the way,
while headline inflation started to peak and recede nearer
Portfolio Composition
12/31/22
% of Total Net
Assets
Common Stocks 48.6%
Foreign Government and Agency Securities 34.6%
Other 1.0%
Short-Term Investments & Other Net Assets 15.8%
1. Source: Morningstar. Net Returns (NR) include income net of tax withholding when dividends are paid.
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
19
.

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Annual Report
year-end as the effects of the food and energy price spikes
dissipated.
Global equities had their worst year since the 2008 global
financial crisis, pressured by the long-duration thematic
growth stocks in sectors like technology, e-commerce and
media that had led the post-COVID-19 market rally. Global
value stocks strongly outperformed in 2022, beating global
growth stocks by their widest margin since the bursting of the technology, media and telecommunications bubble in 2000.
Sovereign bond yields rose sharply over most of the year on
the combination of the withdrawal of direct market support
from central banks, rising inflation, rising policy rates,
and increasingly hawkish central bank commentary. U.S.
Treasury (UST) and other bond yields surged to multi-year
highs during the period, but a number of markets saw bond
yields end the year below their peaks.
The USD gained significantly against almost all other
currencies in 2022, supported by hawkish U.S. Federal
Reserve (Fed) policy, growth differentials were in favor of
the U.S. (as U.S. growth benefited from post-pandemic
reopening/normalization), while continued COVID-19
lockdowns disadvantaged Asian growth and the war affected
growth in Europe, amidst continued geopolitical concerns. As some of these factors started to moderate towards year-end,
the USD slid off its highs of 2022, while still ending the year
8.2% stronger, according to the U.S. Dollar Index (DXY),
than where it began.
Investment Strategy
We search for undervalued or out-of-favor debt and equity
securities and for equity securities that offer or may offer current income.
When choosing fixed income investments for the Fund, we
perform an independent analysis of the securities being
considered for the Fund’s portfolio, rather than relying
principally on their ratings assigned by rating agencies. In our analysis of corporate debt securities, we consider a
variety of factors, including a company’s experience and
managerial strength; responsiveness to changes in interest
rates and business conditions; debt maturity schedules and
borrowing requirements; a company’s changing financial
condition and market recognition of the change; and a
security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage
and earnings prospects. With respect to sovereign debt
securities, we consider market, political and economic
conditions, and evaluate interest and currency exchange rate changes and credit risks.
We regularly enter into currency-related transactions
involving certain derivative instruments, including currency and cross currency forwards, currency and currency
options. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to
implement a currency investment strategy. The use of these
derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks, and may be used for
hedging or investment purposes.
When choosing equity securities for the Fund, we use a
fundamental research, value-oriented, long-term approach,
focusing on the market price of a security relative to our
evaluation of the company’s long-term earnings, asset value
and cash flow potential, as reflected by various metrics. The
Fund may also use a variety of equity-related derivatives,
which may include equity futures and equity index futures for various purposes.
Geographic Composition
12/31/22
% of Total
Net Assets
United States 22.6%
South Korea 9.5%
Germany 7.6%
India 4.7%
Indonesia 4.3%
Colombia 3.5%
United Kingdom 3.5%
China 3.4%
Netherlands 2.3%
Hungary 2.2%
Malaysia 2.0%
Japan 1.9%
Hong Kong 1.9%
Brazil 1.9%
Egypt 1.7%
Thailand 1.6%
Switzerland 1.5%
France 1.4%
Ecuador 1.3%
Taiwan 1.2%
Dominican Republic 1.1%
Other 3.1%
Short-Term Investments & Other Net Assets 15.8%

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Manager’s Discussion
Over the 12-month period, the Fund outperformed its
custom blended benchmark comprised of 50% MSCI
All Country World Index and 50% Bloomberg Multiverse
Index. In what was, in some measures, the worst year
on record for total return strategies, the Fund declined
overall in absolute terms. However, the Fund limited
losses relative to its benchmark indexes due to strong
investment selection, a focus on valuation support, and
a bias toward shorter duration. On the equity side, this
was due primarily to thematic positioning and good stock-
picking. We held positions in aerospace and defense
stocks that supported industrials outperformance during a
period of rising geopolitical tensions and were underweight
the most expensive technology stocks at a time when
rising interest rates spurred a major growth factor de-
rating. Our underweight to the expensive U.S. market, and
discriminating stock selection therein, also helped cushion
some of the downside, as did an overweight in Europe. More
generally, we rotated out of more expensive, higher-growth
names during the year and into cheaper value stocks that
appeared to offer more upside potential given the macro
environment that we saw unfolding. That repositioning
positively impacted absolute and relative returns during the year. On the fixed income side, our interest rate exposures
positively contributed, helped by underweight duration in
developed markets and overweight duration in emerging
markets. Currencies delivered mixed results, with tactical
positioning in the Japanese yen adding value alongside
an underweight to the euro and overweight to the Brazilian
real. However, overweighted positions in a handful of South
American and Asian currencies detracted from results as did
the Russian ruble for the part of the period.
The equity portion of the Fund performed slightly better than its benchmark index for the year, driven by stock selection
in the industrials sector, an underweight in the information technology (IT) sector, an overweight in the materials sector and lack of exposure to the weak real estate sector. The top three stock contributors for the period were T-Mobile US,
Marathon Petroleum and Dassault Aviation. We exited all
three positions during the year to take advantage of share-
price strength.
Industrials returns were boosted by the strong relative
performance of France-based Dassault and U.S.-based
Array Technologies and General Dynamics. Dassault
Aviation manufactures military aircraft and business jets. The company benefited from increased demand due to ongoing
geopolitical volatility. On the commercial side, Dassault’s
business jet division has recovered strongly, with Dassault’s next-generation aircraft receiving a positive reception from the market.
Array Technologies (not held at period-end) is a leading
designer and manufacturer of solar tracking systems,
currently used on around 50% of new U.S. solar installations to help increase the electricity output per module. Shares
rose on stronger-than-expected revenue forecasts.
General Dynamics (not held at period-end) is an aerospace
and defense company with a broad portfolio of products
and services including business jet aviation and aftermarket services, armored tanks and vehicles, naval ships and
submarines, and highly specialized defense electronic
systems. Investor sentiment was increasingly positive for
defense companies like General Dynamics in a year rife with
geopolitical tensions, including the Russia-Ukraine war.
An overweight and stock selection in the consumer
discretionary sector, an underweight and stock selection in
the utilities sector and stock selection in the communication services sector detracted from relative performance for the
period. The top three stock detractors for the period were
online luxury fashion retail platform Farfetch and media
companies Paramount Global and Walt Disney. We exited
Farfetch and Walt Disney during the year for more attractive long-term value opportunities.
In addition to Farfetch, which declined following
three cuts to the company’s outlook by management,
consumer discretionary returns were impacted by the
underperformance of Netherlands-based food delivery
platform Just Eat Takeaway.com. After a few challenging
quarters due to investor concerns over subsidiary Grubhub,
positive news around a Grubhub/Amazon (not a Fund
holding) partnership and a divestiture led to a re-rating of the stock for a short period of time. We took advantage of the
share-price appreciation of the shares and sold our stake.
Top Five Equity Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
DuPont de Nemours, Inc. 2.2%
Chemicals , United States
Fidelity National Information Services, Inc. 1.7%
IT Services , United States
FedEx Corp. 1.7%
Air Freight & Logistics , United States
Tapestry, Inc. 1.6%
Textiles, Apparel & Luxury Goods , United States
Adecco Group AG 1.5%
Professional Services , Switzerland

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U.S. multimedia giant Paramount Global, along with other
streaming companies and content producers such as Walt
Disney, came under pressure after rival Netflix (not a Fund
holding) reported worse-than-expected user growth, raising
concerns about over-saturation and reduced profitability in
this hyper-competitive industry. For our part, we continue to believe that the highest quality, leading content libraries in the space will not only survive, but also thrive over time, and we view Paramount as one of the best in the business. In a
consolidating industry with fierce competition for expensive and difficult-to-produce high quality content, we believe
Paramount remains well positioned and attractively valued.
Regionally, stock selection and an underweight in the U.S.
contributed significantly to relative performance for the
period. Stock selection in Asia, primarily China, was the
largest detractor.
*Does not include cash and cash equivalents.
During the period, the fixed income portion of the Fund’s
negative absolute performance was primarily due to
currency positions, followed by sovereign credit exposures.
Interest-rate strategies contributed to absolute return.
Among currencies, positions in the Russian ruble (for part
of the year), Ghanaian cedi, South Korean won, Indonesian
rupiah, Chinese yuan, Indian rupee, Colombian peso and
Argentine peso and detracted from absolute performance.
However, the Fund’s tactical positioning in the Japanese yen and position in the Brazilian real were positive contributors to absolute results. The Fund’s position in sub-investment
grade sovereign debt detracted from absolute performance.
The Fund’s duration exposures in Argentina, Brazil and the
U.S. contributed.
On a relative basis, during the period under review, the
Fund’s performance fared better than that of its benchmark
index primarily due to interest-rate strategies, followed
by overall credit exposures. Currency positions detracted
from relative results. The Fund maintained duration
exposures primarily in select emerging markets. A lack of
duration exposure in the euro area contributed to relative
performance, as did underweighted duration exposures
in the U.S., the U.K. and Japan. Overweighted duration
exposures in Argentina and Brazil also contributed to relative results.
Among currencies, tactical positioning in the Japanese
yen contributed to relative performance, as did the Fund’s
underweighted exposure to the euro and its overweighted
position in the Brazilian real. However, overweighted
positions in the Colombian peso, Argentine peso, Indonesian
rupiah, South Korean won, Indian rupee and Ghanaian cedi
detracted from relative results, as did the Russian ruble for part of the period.
From a positioning standpoint, we continued to maintain low
portfolio duration, while aiming at a high overall portfolio yield by holding what we believe to be compelling risk-adjusted
yields in various local-currency bond markets, specifically
in countries with resilient economies and strong trade
dynamics. We were significantly underweight developed
market duration in the U.S. and the euro area (less so later in the year), with a preference for the higher yields available in select emerging market local-currency bonds.
At the beginning of the period, the Fund held overweight
positions in specific currencies against the USD and the
euro. In Asia, we held notable exposures to the South
Korean won, Chinese yuan, Indonesian rupiah, Indian rupee
and Singapore dollar, while holding an underweight in the
Japanese yen. We closed our exposure to the Japanese
yen in March 2022, primarily due to expected depreciation
pressures on the currency from widening rate differentials
with the U.S. During the third quarter 2022, after it had
subsequently weakened significantly, we re-established
a position in the Japanese yen, and reduced exposure
in Chinese yuan and Indonesian rupiah. We closed our
position in the Singapore dollar and added a new position
in Malaysian ringgit. We exited our underweight position
in the Australian dollar which had been used to hedge
against emerging market beta risks, as we anticipated rising commodity prices to support the currency. We added a new
USD-denominated sovereign credit exposure in Mongolia.
In EMEA (Europe, Middle East and Africa), the Fund
initially held overweight positions in the Norwegian krone
and the Swedish krona against the euro. We exited our
Russian ruble position in the first quarter 2022. We added
a position in the British pound against the euro in April
which we exited in the fourth quarter 2022. We closed the
Swedish krona position. We reduced our short in the euro
in the third and fourth quarters, given that the currency had already weakened significantly. We added a new position in
Hungarian forint. We reduced our Ghanaian cedi exposure.
Top Five Fixed Income Holdings
*
12/31/22
Issuer
% of Total
Net Assets
a a
Republic of Korea 8.1%
Republic of India 4.7%
Republic of Indonesia 4.3%
Republic of Colombia 3.5%
Federation of Malaysia 2.0%

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We closed our local currency exposure to Egypt and added a
new USD-denominated sovereign credit exposure instead.
In the Americas, we started the period holding long
exposures to the Brazilian real, Colombian peso, Chilean
peso and Argentine peso against the USD, and long
exposure to the Canadian dollar against the euro. We closed
our position in the Argentine peso and added a new position
in the Mexican peso. We added to and extended duration in
our Colombian peso position, and also extended duration in
Brazil. We added a new USD-denominated sovereign credit
exposure in the Dominican Republic.
During the period, we used currency forwards and currency
options to actively manage currency exposures, as well
as using interest rate swaps to manage duration risk and
to hedge duration exposure in specific sovereign credit
positions.
The portfolio overall remains biased toward opportunities
outside of the U.S. given extreme valuation and interest-
rate differentials. Europe has been an area of opportunity,
with Germany specifically representing compelling value
on the equity side. The managers are also finding attractive opportunities in Asia across equity and fixed income
markets, with the equity manager adding to Chinese
exposure during the period. Asia is still projected to have
some of the strongest growth rates in the world in 2022 and
2023 and should continue to benefit from the reopening that
began in 2022, which will underpin domestic demand going
forward. The fixed income team also likes Latin America,
where high commodity prices remain supportive of revenues
and where several central banks have been aggressively
raising interest rates to confront inflation, support their
currencies and maintain policy credibility. Both the fixed
income and equity managers remain short duration and
focused on increasing yield within their respective asset
classes. However, given the sharp adjustments in longer-
duration assets and increased risk aversion generally, they
continue to look for opportunities to own attractive assets
that have become oversold in the recent market rotation.
Consequently, the managers took advantage of market
weakness during the period to incrementally add economic
cyclicality to the equity portfolio.
Effective August 2022, Douglas Grant and Derek Taner were
added as portfolio managers, replacing Warren Pustam and
Herbert J. Arnett, Jr.
Thank you for your continued participation in Templeton
Global Balanced Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Douglas Grant, CFA
Derek Taner, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2022
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -14.28% -19.04%
5-Year -17.02% -4.77%
10-Year +11.69% +0.53%
Advisor
1-Year -14.32% -14.32%
5-Year -15.92% -3.41%
10-Year +14.41% +1.36%
See page 10 for Performance Summary footnotes.

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Performance Summary

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See page 10 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/12–12/31/22)
Advisor Class
(12/31/12–12/31/22)

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Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
The risks associated with higher yielding, lower-rated debt securities include higher risk of default and loss of principal. The markets for a particular security or instrument or type of security or instrument are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities or instruments when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The Fund’s investment in derivative securities, such as swaps, financial futures and option contracts, and use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The manager’s portfolio selection strategy is not solely based on ESG consider-
ations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the Global High-Yield Index and the Euro Treasury High Yield Index
and captures emerging market local currency debt not already included in the Global Aggregate Index. The Fund’s Blended Benchmark was calculated internally and was composed of 50% for the MSCI ACWI-NR and 50% for the Bloomberg Multiverse Index.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Tax Return
of Capital
A $0.0725
A1 $0.0725
C $0.0526
C1 $0.0620
R $0.0660
R6 $0.0812
Advisor $0.0785
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.21% 1.31%
Advisor 0.96% 1.06%

Your Fund’s Expenses
Templeton Global Balanced Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/ 22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,009.90 $6.07 $1,019.17 $6.09 1.20%
A1 $1,000 $1,009.90 $6.05 $1,019.19 $6.07 1.19%
C $1,000 $1,010.10 $9.90 $1,015.36 $9.92 1.95%
C1 $1,000 $1,007.50 $8.10 $1,017.13 $8.14 1.60%
R $1,000 $1,008.30 $7.36 $1,017.87 $7.40 1.45%
R6 $1,000 $1,011.70 $4.41 $1,020.82 $4.43 0.87%
Advisor $1,000 $1,011.10 $4.81 $1,020.42 $4.83 0.95%

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.72 $2.82 $2.84 $2.77 $3.17
Income from investment operations
b
:
Net investment income
c
......................... 0.07 0.05 0.07 0.11 0.10
Net realized and unrealized gains (losses) ........... (0.46) (0.09) (0.04) 0.08 (0.38)
Total from investment operations .................... (0.39) (0.04) 0.03 0.19 (0.28)
Less distributions from:
Net investment income .......................... — — (0.05) (0.12) (0.12)
Tax return of capital ............................ (0.07) (0.06) — — —
Total distributions ............................... (0.07) (0.06) (0.05) (0.12) (0.12)
Net asset value, end of year ....................... $2.26 $2.72 $2.82 $2.84 $2.77
Total return
d
................................... (14.28)% (1.54)% 1.49% 6.96% (9.44)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.32% 1.30% 1.30% 1.22% 1.19%
Expenses net of waiver and payments by affiliates
e
...... 1.20% 1.20% 1.26% 1.19% 1.16%
Net investment income ........................... 2.80% 1.89% 2.85% 3.81% 3.17%
Supplemental data
Net assets, end of year (000’s) ..................... $210,786 $302,724 $354,879 $465,915 $557,604
Portfolio turnover rate ............................ 56.93% 52.63% 74.03% 26.62% 45.92%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.73 $2.83 $2.84 $2.77 $3.18
Income from investment operations
b
:
Net investment income
c
......................... 0.07 0.05 0.07 0.11 0.10
Net realized and unrealized gains (losses) ........... (0.46) (0.09) (0.03) 0.08 (0.39)
Total from investment operations .................... (0.39) (0.04) 0.04 0.19 (0.29)
Less distributions from:
Net investment income .......................... — — (0.05) (0.12) (0.12)
Tax return of capital ............................ (0.07) (0.06) — — —
Total distributions ............................... (0.07) (0.06) (0.05) (0.12) (0.12)
Net asset value, end of year ....................... $2.27 $2.73 $2.83 $2.84 $2.77
Total return
d
................................... (14.21)% (1.53)% 1.49% 7.33% (9.45)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.32% 1.30% 1.30% 1.22% 1.19%
Expenses net of waiver and payments by affiliates
e
...... 1.20% 1.20% 1.26% 1.19% 1.16%
Net investment income ........................... 2.80% 1.89% 2.86% 3.81% 3.17%
Supplemental data
Net assets, end of year (000’s) ..................... $108,558 $165,287 $198,816 $252,990 $285,358
Portfolio turnover rate ............................ 56.93% 52.63% 74.03% 26.62% 45.92%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.71 $2.81 $2.82 $2.75 $3.16
Income from investment operations
b
:
Net investment income
c
......................... 0.05 0.03 0.05 0.09 0.08
Net realized and unrealized gains (losses) ........... (0.45) (0.10) (0.03) 0.08 (0.40)
Total from investment operations .................... (0.40) (0.07) 0.02 0.17 (0.32)
Less distributions from:
Net investment income .......................... — — (0.03) (0.10) (0.09)
Tax return of capital ............................ (0.05) (0.03) — — —
Total distributions ............................... (0.05) (0.03) (0.03) (0.10) (0.09)
Net asset value, end of year ....................... $2.26 $2.71 $2.81 $2.82 $2.75
Total return
d
................................... (14.68)% (2.37)% 0.68% 6.55% (10.23)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.08% 2.04% 2.04% 1.97% 1.94%
Expenses net of waiver and payments by affiliates
e
...... 1.95% 1.95% 2.00% 1.94% 1.91%
Net investment income ........................... 2.02% 1.12% 2.02% 3.06% 2.42%
Supplemental data
Net assets, end of year (000’s) ..................... $18,904 $39,982 $83,658 $139,231 $203,587
Portfolio turnover rate ............................ 56.93% 52.63% 74.03% 26.62% 45.92%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class C1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.73 $2.83 $2.84 $2.77 $3.17
Income from investment operations
b
:
Net investment income
c
......................... 0.06 0.04 0.06 0.10 0.09
Net realized and unrealized gains (losses) ........... (0.46) (0.10) (0.03) 0.08 (0.39)
Total from investment operations .................... (0.40) (0.06) 0.03 0.18 (0.30)
Less distributions from:
Net investment income .......................... — — (0.04) (0.11) (0.10)
Tax return of capital ............................ (0.06) (0.04) — — —
Total distributions ............................... (0.06) (0.04) (0.04) (0.11) (0.10)
Net asset value, end of year ....................... $2.27 $2.73 $2.83 $2.84 $2.77
Total return
d
................................... (14.61)% (2.06)% 1.01% 6.82% (9.88)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.72% 1.68% 1.70% 1.62% 1.59%
Expenses net of waiver and payments by affiliates
e
...... 1.60% 1.60% 1.66% 1.59% 1.56%
Net investment income ........................... 2.39% 1.46% 2.32% 3.41% 2.77%
Supplemental data
Net assets, end of year (000’s) ..................... $1,876 $3,535 $13,050 $27,765 $62,418
Portfolio turnover rate ............................ 56.93% 52.63% 74.03% 26.62% 45.92%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.74 $2.84 $2.85 $2.78 $3.18
Income from investment operations
b
:
Net investment income
c
......................... 0.06 0.05 0.07 0.10 0.09
Net realized and unrealized gains (losses) ........... (0.46) (0.10) (0.03) 0.08 (0.38)
Total from investment operations .................... (0.40) (0.05) 0.04 0.18 (0.29)
Less distributions from:
Net investment income .......................... — — (0.05) (0.11) (0.11)
Tax return of capital ............................ (0.07) (0.05) — — —
Total distributions ............................... (0.07) (0.05) (0.05) (0.11) (0.11)
Net asset value, end of year ....................... $2.27 $2.74 $2.84 $2.85 $2.78
Total return .................................... (14.77)% (1.77)% 1.68% 6.66% (9.67)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.58% 1.53% 1.43% 1.47% 1.44%
Expenses net of waiver and payments by affiliates
d
...... 1.45% 1.44% 1.40% 1.44% 1.41%
Net investment income ........................... 2.58% 1.66% 2.63% 3.56% 2.92%
Supplemental data
Net assets, end of year (000’s) ..................... $596 $1,206 $1,591 $2,348 $2,778
Portfolio turnover rate ............................ 56.93% 52.63% 74.03% 26.62% 45.92%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

06/
a
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.73 $2.83 $2.85 $2.78 $3.18
Income from investment operations
b
:
Net investment income
c
......................... 0.07 0.06 0.08 0.12 0.11
Net realized and unrealized gains (losses) ........... (0.45) (0.09) (0.04) 0.08 (0.38)
Total from investment operations .................... (0.38) (0.03) 0.04 0.20 (0.27)
Less distributions from:
Net investment income .......................... — — (0.06) (0.13) (0.13)
Tax return of capital ............................ (0.08) (0.07) — — —
Total distributions ............................... (0.08) (0.07) (0.06) (0.13) (0.13)
Net asset value, end of year ....................... $2.27 $2.73 $2.83 $2.85 $2.78
Total return .................................... (13.90)% (1.19)% 1.87% 7.32% (9.09)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 1.01% 0.99% 0.92% 0.89%
Expenses net of waiver and payments by affiliates
d
...... 0.90% 0.86% 0.90% 0.84% 0.82%
Net investment income ........................... 3.10% 2.23% 3.18% 4.16% 3.51%
Supplemental data
Net assets, end of year (000’s) ..................... $2,388 $3,227 $4,624 $6,080 $7,933
Portfolio turnover rate ............................ 56.93% 52.63% 74.03% 26.62% 45.92%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.74 $2.84 $2.85 $2.78 $3.19
Income from investment operations
b
:
Net investment income
c
......................... 0.07 0.06 0.08 0.12 0.11
Net realized and unrealized gains (losses) ........... (0.46) (0.09) (0.03) 0.08 (0.39)
Total from investment operations .................... (0.39) (0.03) 0.05 0.20 (0.28)
Less distributions from:
Net investment income .......................... — — (0.06) (0.13) (0.13)
Tax return of capital ............................ (0.08) (0.07) — — —
Total distributions ............................... (0.08) (0.07) (0.06) (0.13) (0.13)
Net asset value, end of year ....................... $2.27 $2.74 $2.84 $2.85 $2.78
Total return .................................... (14.32)% (1.28)% 1.75% 7.57% (9.19)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.07% 1.05% 1.04% 0.97% 0.94%
Expenses net of waiver and payments by affiliates
d
...... 0.95% 0.95% 1.00% 0.94% 0.91%
Net investment income ........................... 3.04% 2.14% 3.00% 4.06% 3.42%
Supplemental data
Net assets, end of year (000’s) ..................... $32,777 $57,537 $77,426 $141,277 $207,346
Portfolio turnover rate ............................ 56.93% 52.63% 74.03% 26.62% 45.92%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Schedule of Investments, December 31, 2022
Templeton Global Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

.
a a Industry Shares a Value
a
Common Stocks 48.6%
China 3.4%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 410,400 $ 4,503,341
Lenovo Group Ltd. ............... Technology Hardware, Storage & Peripherals 4,316,000 3,515,417
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 14,490 2,289,855
Prosus NV ..................... Internet & Direct Marketing Retail 33,564 2,317,266
12,625,879
France 1.5%
Danone SA ..................... Food Products 103,229 5,440,506
Germany 7.6%
adidas AG ...................... Textiles, Apparel & Luxury Goods 25,648 3,475,820
Bayer AG ...................... Pharmaceuticals 97,367 5,011,255
Bayerische Motoren Werke AG ...... Automobiles 29,872 2,644,596
Continental AG .................. Auto Components 46,563 2,775,704
Deutsche Telekom AG ............. Diversified Telecommunication Services 177,010 3,521,730
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 125,333 4,093,504
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 74,606 2,267,314
Siemens AG .................... Industrial Conglomerates 35,843 4,940,774
28,730,697
Hong Kong 1.9%
AIA Group Ltd. .................. Insurance 319,600 3,529,513
Prudential plc, (GBP Traded) ........ Insurance 246,909 3,366,538
Prudential plc, (HKD Traded) ........ Insurance 26,600 371,706
7,267,757
Hungary 0.8%
Richter Gedeon Nyrt. ............. Pharmaceuticals 132,412 2,939,353
Japan 1.9%
Hitachi Ltd. ..................... Industrial Conglomerates 42,000 2,112,559
Honda Motor Co. Ltd. ............. Automobiles 124,600 2,841,028
Sumitomo Mitsui Financial Group, Inc. . Banks 58,100 2,336,704
7,290,291
Netherlands 2.3%
SBM Offshore NV ................ Energy Equipment & Services 231,480 3,641,666
Shell plc ....................... Oil, Gas & Consumable Fuels 181,345 5,142,230
8,783,896
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 32,900,733 —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 4,646,498 —
—
South Korea 1.4%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 115,925 5,109,721
Switzerland 1.5%
Adecco Group AG ................ Professional Services 175,731 5,780,334
Taiwan 1.2%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 317,300 4,608,970
United Kingdom 3.5%
BP plc ......................... Oil, Gas & Consumable Fuels 679,989 3,923,334
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 454,000 2,719,882
Imperial Brands plc ............... Tobacco 139,581 3,476,978

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Unilever plc ..................... Personal Products 59,351 $ 2,996,380
13,116,574
United States 21.6%
a
Alphabet, Inc., A ................. Interactive Media & Services 46,214 4,077,461
American Express Co. ............ Consumer Finance 19,614 2,897,969
Bath & Body Works, Inc. ........... Specialty Retail 35,164 1,481,811
Cardinal Health, Inc. .............. Health Care Providers & Services 25,144 1,932,819
Citigroup, Inc. ................... Banks 96,300 4,355,649
Comcast Corp., A ................ Media 109,756 3,838,167
DuPont de Nemours, Inc. .......... Chemicals 121,162 8,315,348
a
DXC Technology Co. .............. IT Services 90,635 2,401,827
FedEx Corp. .................... Air Freight & Logistics 36,849 6,382,247
Fidelity National Information Services,
Inc. ......................... IT Services 95,681 6,491,956
HCA Healthcare, Inc. .............. Health Care Providers & Services 12,200 2,927,512
International Paper Co. ............ Containers & Packaging 54,778 1,896,962
LyondellBasell Industries NV, A ...... Chemicals 31,847 2,644,256
Medtronic plc ................... Health Care Equipment & Supplies 40,900 3,178,748
a
NCR Corp. ..................... Software 223,211 5,225,370
Paramount Global, B .............. Media 280,868 4,741,052
Stanley Black & Decker, Inc. ........ Machinery 47,190 3,544,913
Tapestry, Inc. ................... Textiles, Apparel & Luxury Goods 156,030 5,941,622
Wells Fargo & Co. ................ Banks 111,860 4,618,699
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 22,012 2,197,018
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 15,609 1,990,148
81,081,554
Total Common Stocks (Cost $191,597,727) .....................................
182,775,532
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
b,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
1/06/23 ...................... Multiline Retail 2,851,217 —
Senior Secured Note, 144A, PIK, 8%,
1/06/23 ...................... Multiline Retail 2,929,327 EUR —
b,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
1/06/23 ...................... Multiline Retail 1,782,466 —
—
Total Corporate Bonds (Cost $4,389,520) .......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 34.6%
Brazil 1.9%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 3,230,000 BRL 585,302
10%, 1/01/27 .................. 28,870,000 BRL 5,056,255

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Brazil (continued)
Brazil Notas do Tesouro Nacional,
(continued)
10%, 1/01/31 .................. 8,880,000 BRL $ 1,471,869
7,113,426
Chile 0.5%
Chile Bonos Tesoreria Pesos, 2.5%,
3/01/25 ...................... 1,710,000,000 CLP 1,882,314
Colombia 3.5%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 52,000,000 COP 10,538
Senior Bond, 9.85%, 6/28/27 ...... 83,000,000 COP 15,162
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 1,615,000,000 COP 324,617
B, 6.25%, 11/26/25 .............. 11,079,000,000 COP 1,958,543
B, 7.5%, 8/26/26 ............... 41,638,500,000 COP 7,349,222
B, 5.75%, 11/03/27 .............. 7,652,000,000 COP 1,197,266
B, 6%, 4/28/28 ................. 3,265,000,000 COP 504,028
B, 7.75%, 9/18/30 .............. 4,739,000,000 COP 736,994
f
B, 7%, 3/26/31 ................. 1,931,200,000 COP 282,150
B, 7%, 6/30/32 ................. 4,490,000,000 COP 631,913
B, 6.25%, 7/09/36 .............. 1,017,000,000 COP 121,317
13,131,750
Dominican Republic 1.1%
e
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 2,030,000 1,574,008
Senior Bond, 144A, 6.4%, 6/05/49 .. 760,000 617,294
Senior Bond, 144A, 5.875%, 1/30/60 2,634,000 1,941,706
4,133,008
Ecuador 1.3%
e
Ecuador Government Bond ,
Senior Bond, 144A, 2.5%, 7/31/35 .. 6,275,000 2,918,868
Senior Bond, 144A, 1.5%, 7/31/40 .. 599,000 246,687
Senior Note, 144A, 5.5%, 7/31/30 .. 2,460,000 1,592,903
4,758,458
Egypt 1.6%
e
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 710,000 527,866
Senior Bond, 144A, 7.3%, 9/30/33 .. 1,620,000 1,154,218
Senior Bond, 144A, 8.5%, 1/31/47 .. 2,840,000 1,901,795
Senior Bond, 144A, 7.903%, 2/21/48 240,000 152,522
Senior Bond, 144A, 8.7%, 3/01/49 .. 200,000 134,091
Senior Bond, 144A, 8.875%, 5/29/50 780,000 530,104
Senior Bond, 144A, 8.75%, 9/30/51 . 2,210,000 1,492,192
Senior Bond, 144A, 7.5%, 2/16/61 .. 510,000 316,659
6,209,447
El Salvador 0.0%
†
e
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 100,000 40,749

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana 0.8%
Ghana Government Bond ,
18.85%, 9/28/23 ................ 1,750,000 GHS $ 154,019
19.25%, 12/18/23 ............... 580,000 GHS 49,301
19.75%, 3/25/24 ................ 6,470,000 GHS 526,645
18.3%, 3/02/26 ................ 105,000 GHS 6,190
19%, 11/02/26 ................. 25,220,000 GHS 1,406,582
19.75%, 3/15/32 ................ 18,450,000 GHS 782,505
Senior Note, 18.5%, 1/02/23 ...... 390,000 GHS 39,039
Senior Note, 20.75%, 1/16/23 ...... 640,000 GHS 64,036
Senior Note, 17.6%, 2/20/23 ...... 50,000 GHS 4,903
Senior Note, 17.25%, 7/31/23 ...... 1,420,000 GHS 127,778
3,160,998
Hungary 1.4%
Hungary Government Bond ,
1%, 11/26/25 .................. 1,242,000,000 HUF 2,549,602
f
4.75%, 11/24/32 ................ 1,491,100,000 HUF 2,900,354
5,449,956
India 4.7%
India Government Bond ,
7.16%, 5/20/23 ................ 83,000,000 INR 1,005,094
8.2%, 9/24/25 ................. 289,100,000 INR 3,581,235
7.59%, 1/11/26 ................. 369,200,000 INR 4,515,917
7.27%, 4/08/26 ................ 280,500,000 INR 3,400,666
7.26%, 1/14/29 ................ 227,500,000 INR 2,746,953
Senior Note, 5.22%, 6/15/25 ...... 93,000,000 INR 1,078,647
Senior Note, 5.15%, 11/09/25 ...... 115,000,000 INR 1,320,052
17,648,564
Indonesia 4.3%
Indonesia Government Bond ,
FR46, 9.5%, 7/15/23 ............ 31,979,000,000 IDR 2,101,582
FR70, 8.375%, 3/15/24 .......... 44,628,000,000 IDR 2,962,340
FR81, 6.5%, 6/15/25 ............ 50,707,000,000 IDR 3,289,721
FR86, 5.5%, 4/15/26 ............ 123,927,000,000 IDR 7,809,371
16,163,014
Malaysia 2.0%
Malaysia Government Bond ,
3.882%, 3/14/25 ................ 3,950,000 MYR 900,923
3.955%, 9/15/25 ................ 8,870,000 MYR 2,024,036
3.899%, 11/16/27 ............... 19,400,000 MYR 4,412,456
7,337,415
Mexico 0.9%
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 60,600,000 MXN 2,781,779
M 20, Senior Bond, 8.5%, 5/31/29 .. 13,800,000 MXN 689,244
3,471,023
Mongolia 0.6%
e
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 1,450,000 1,131,316
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 173,015

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mongolia (continued)
e
Mongolia Government Bond, (continued)
Senior Note, 144A, 3.5%, 7/07/27 .. 1,000,000 $ 807,607
2,111,938
South Korea 8.1%
Korea Treasury Bonds ,
2.25%, 9/10/23 ................ 876,000,000 KRW 688,679
3.375%, 9/10/23 ................ 643,000,000 KRW 509,346
0.875%, 12/10/23 ............... 3,549,000,000 KRW 2,743,603
1.875%, 3/10/24 ................ 2,205,000,000 KRW 1,713,821
1.375%, 9/10/24 ................ 5,035,400,000 KRW 3,845,678
3%, 9/10/24 ................... 745,000,000 KRW 584,527
2.375%, 3/10/27 ................ 14,740,000,000 KRW 11,072,898
Senior Note, 1.125%, 6/10/24 ...... 12,125,400,000 KRW 9,282,673
30,441,225
Sri Lanka 0.3%
e,g
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 600,000 193,556
Senior Bond, 144A, 6.2%, 5/11/27 .. 1,600,000 510,528
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 64,050
Senior Bond, 144A, 7.85%, 3/14/29 . 200,000 64,050
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 63,491
Senior Note, 144A, 6.35%, 6/28/24 .. 400,000 127,499
1,023,174
Thailand 1.6%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 54,930,000 THB 1,567,692
1%, 6/17/27 ................... 119,490,000 THB 3,315,208
Senior Note, 0.66%, 11/22/23 ...... 35,490,000 THB 1,019,211
5,902,111
Total Foreign Government and Agency Securities (Cost $158,230,814) ............
129,978,570
U.S. Government and Agency Securities 1.0%
United States 1.0%
U.S. Treasury Notes, 1.75%, 12/31/24 . 3,955,000 3,754,778
Total U.S. Government and Agency Securities (Cost $3,760,460) ..................
3,754,778
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $357,978,521) ...............................
316,508,880

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 12.3%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 9.8%
Brazil 4.8%
h
Brazil Letras do Tesouro Nacional ,
1/01/23 ...................... 12,835,000 BRL $ 2,426,577
1/01/24 ...................... 11,220,000 BRL 1,873,570
7/01/24 ...................... 32,590,000 BRL 5,142,039
1/01/25 ...................... 57,070,000 BRL 8,503,315
17,945,501
Japan 5.0%
h
Japan Treasury Bills ,
1/25/23 ...................... 353,000,000 JPY 2,689,105
2/27/23 ...................... 519,800,000 JPY 3,960,450
4/10/23 ...................... 80,900,000 JPY 616,504
5/10/23 ...................... 520,000,000 JPY 3,963,021
9/20/23 ...................... 901,200,000 JPY 6,869,338
10/20/23 ..................... 108,700,000 JPY 828,559
18,926,977
Total Foreign Government and Agency Securities (Cost $36,774,105) ..............
36,872,478
Shares
Money Market Funds 2.5%
United States 2.5%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ......... 9,495,771 9,495,771
Total Money Market Funds (Cost $9,495,771) ...................................
9,495,771
a a a a a
Total Short Term Investments (Cost $46,269,876 ) ................................
46,368,249
a a a
Total Investments (Cost $404,248,397) 96.5% ...................................
$362,877,129
Other Assets, less Liabilities 3.5% .............................................
13,006,268
Net Assets 100.0% ...........................................................
$375,883,397
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 11 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $18,276,774, representing 4.9% of net assets.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
See Note 7 regarding credit risk and defaulted securities.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chinese Yuan ...... CITI Buy 19,903,590 2,969,666 1/11/23 $ — $ (92,038)
Indian Rupee ...... HSBK Buy 133,568,000 1,657,912 1/11/23 — (44,287)
Indian Rupee ...... HSBK Sell 3,000,000 37,218 1/11/23 975 —
Euro ............. DBAB Sell 1,171,479 12,471,100 SEK 1/19/23 — (59,211)
Swedish Krona ..... DBAB Sell 12,471,100 1,180,001 EUR 1/19/23 68,343 —
Chilean Peso ...... GSCO Buy 769,260,000 799,647 1/20/23 105,211 —
Chilean Peso ...... JPHQ Buy 764,848,911 775,119 1/24/23 124,047 —
Euro ............. BZWS Buy 614,000 640,354 1/25/23 17,920 —
Euro ............. BZWS Sell 614,000 608,891 1/25/23 — (49,383)
Euro ............. DBAB Buy 5,562,000 5,803,895 1/25/23 159,170 —
Euro ............. DBAB Sell 5,562,000 5,944,046 1/25/23 110,167 (129,184)
Canadian Dollar .... JPHQ Buy 2,771,610 2,075,012 1/26/23 — (27,755)
Canadian Dollar .... JPHQ Sell 2,771,610 2,003,632 EUR 1/26/23 101,016 —
Euro ............. JPHQ Sell 2,079,961 2,771,610 CAD 1/26/23 — (182,855)
Euro ............. MSCO Sell 12,916,593 134,459,800 NOK 1/27/23 — (112,318)
Canadian Dollar .... HSBK Buy 21,710,000 16,200,386 2/03/23 — (163,452)
Canadian Dollar .... HSBK Sell 21,710,000 15,495,457 EUR 2/03/23 587,210 —
Euro ............. HSBK Sell 17,508,444 23,183,018 CAD 2/03/23 — (1,658,721)
Chilean Peso ...... JPHQ Buy 1,262,000,000 1,409,347 2/09/23 70,826 —
Chilean Peso ...... JPHQ Buy 764,851,089 889,000 2/15/23 7,243 —
Chilean Peso ...... GSCO Buy 2,000,142,166 2,188,818 2/21/23 152,738 —
Chilean Peso ...... MSCO Buy 1,449,610,000 1,584,014 2/21/23 113,038 —
Japanese Yen ...... BOFA Buy 482,398,360 3,491,845 2/22/23 207,319 —
South Korean Won .. MSCO Buy 9,359,000,000 7,007,075 2/22/23 432,104 —
Chilean Peso ...... GSCO Buy 523,350,000 619,642 3/07/23 — (8,320)
Chinese Yuan ...... BOFA Buy 23,581,730 3,420,120 3/07/23 4,057 —
Chilean Peso ...... GSCO Buy 2,600,808,508 2,897,837 3/15/23 135,819 —
Chinese Yuan ...... HSBK Buy 13,450,930 1,888,698 3/15/23 65,595 —
Chinese Yuan ...... JPHQ Buy 11,668,020 1,690,650 3/15/23 4,603 —
Euro ............. DBAB Sell 3,915,877 40,861,000 NOK 3/15/23 — (28,729)
Japanese Yen ...... BNDP Buy 239,887,530 1,712,136 3/15/23 132,628 —
Japanese Yen ...... BOFA Buy 853,112,100 6,091,156 3/15/23 469,377 —
Japanese Yen ...... JPHQ Buy 251,863,750 1,797,666 3/15/23 139,196 —
South Korean Won .. HSBK Buy 6,929,000,000 5,015,272 3/15/23 495,929 —
Thai Baht ......... DBAB Buy 130,900,000 3,618,271 3/15/23 200,772 —
Euro ............. BZWS Buy 1,316,000 1,386,028 4/25/23 33,318 —
Euro ............. BZWS Sell 1,316,000 1,461,675 4/25/23 42,328 —
Euro ............. DBAB Buy 3,667,000 3,871,411 4/25/23 83,561 —
Euro ............. DBAB Sell 3,667,000 3,655,904 4/25/23 — (299,069)
Euro ............. HSBK Sell 2,325,837 3,164,673 CAD 5/03/23 — (169,640)
Euro ............. JPHQ Buy 669,000 708,383 5/03/23 13,494 —
Euro ............. JPHQ Sell 669,000 670,606 5/03/23 — (51,270)
Euro ............. JPHQ Sell 6,610,282 8,994,015 CAD 5/03/23 — (482,379)
Chinese Yuan ...... CITI Buy 30,403,810 4,417,810 6/07/23 27,630 —
Japanese Yen ...... DBAB Buy 1,110,438,260 8,278,827 6/15/23 375,828 —
Chilean Peso ...... GSCO Buy 1,058,979,026 1,059,925 7/26/23 153,653 —
Mexican Peso ...... MSCO Buy 2,467,000 119,375 8/04/23 2,281 —
Mexican Peso ...... MSCO Sell 2,467,000 111,654 8/04/23 — (10,002)
Mexican Peso ...... CITI Buy 6,638,000 316,630 10/23/23 6,040 —
Mexican Peso ...... CITI Sell 6,638,000 288,992 10/23/23 — (33,679)
Mexican Peso ...... MSCO Buy 7,426,000 326,882 9/03/24 17,802 —

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2022, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( d ).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... MSCO Sell 7,426,000 315,711 9/03/24 $ — $ (28,973)
Total Forward Exchange Contracts ................................................... $4,661,238 $(3,631,265)
Net unrealized appreciation (depreciation) ............................................ $1,029,973
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 4.422% . Annual
Pay Floating 1-day
SOFR ............ Annual 12/14/24 9,980,000 $ (13,741) $ — $ (13,741)
Receive Fixed 4.416% . Annual
Pay Floating 1-day
SOFR ............ Annual 1/03/25 9,980,000 (8,214) — (8,214)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.762% ... Annual 3/15/27 3,000,000 245,672 — 245,672
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.811% ... Annual 3/15/32 1,600,000 220,568 — 220,568
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.176% ... Annual 3/28/32 890,000 95,964 — 95,964
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.257% ... Annual 3/30/32 890,000 89,729 — 89,729
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.253% ... Annual 3/31/32 890,000 92,618 — 92,618
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.418% ... Annual 4/11/32 1,200,000 105,781 — 105,781
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.463% ... Annual 4/18/32 580,000 49,195 — 49,195
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.541% ... Annual 4/19/32 310,000 24,245 — 24,245
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.549% ... Annual 4/19/32 770,000 59,695 — 59,695

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount* Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.67% .... Annual 4/21/32 760,000 $ 51,188 $ — $ 51,188
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.645% ... Annual 5/16/32 225,000 16,098 — 16,098
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.741% ... Annual 5/19/32 725,000 45,993 — 45,993
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.662% ... Annual 6/02/32 948,000 70,449 — 70,449
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.989% ... Annual 6/30/32 742,000 36,201 — 36,201
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.612% ... Annual 7/07/32 735,000 56,955 — 56,955
Total Interest Rate Swap Contracts ............................... $1,238,396 $ — $1,238,396
*
In U.S. dollars unless otherwise indicated.
See Note  12  regarding other derivative information.
See Abbreviations on page 49 .

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $394,752,626
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 9,495,771
Value - Unaffiliated issuers .................................................................. $353,381,358
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 9,495,771
Cash .................................................................................... 190,910
Restricted cash for OTC derivative contracts (Note 1 e ) ............................................... 1,250,000
Foreign currency, at value (cost $134,491) ........................................................ 134,899
Receivables:
Investment securities sold ................................................................... 5,120,860
Capital shares sold ........................................................................ 11,649
Dividends and interest ..................................................................... 3,232,895
European Union tax reclaims (Note 1 g ) ......................................................... 6,554,262
Deposits with brokers for:
OTC derivative contracts .................................................................. 1,530,000
Centrally cleared swap contracts ............................................................ 391,346
Variation margin on centrally cleared swap contracts ............................................... 34,651
Unrealized appreciation on OTC forward exchange contracts .......................................... 4,661,238
Deferred tax benefit ......................................................................... 111,553
Total assets .......................................................................... 386,101,392
Liabilities:
Payables:
Investment securities purchased .............................................................. 617,549
Capital shares redeemed ................................................................... 1,289,254
Management fees ......................................................................... 226,823
Distribution fees .......................................................................... 86,526
Transfer agent fees ........................................................................ 133,353
Trustees' fees and expenses ................................................................. 1,792
IRS closing agreement payments for European Union tax reclaims (Note 1 g ) ............................. 2,667,635
Deposits from brokers for:
OTC derivative contracts .................................................................. 1,250,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 3,631,265
Deferred tax ............................................................................... 2,508
Accrued expenses and other liabilities ........................................................... 311,290
Total liabilities ......................................................................... 10,217,995
Net assets, at value ................................................................. $375,883,397
Net assets consist of:
Paid-in capital ............................................................................. $571,983,537
Total distributable earnings (losses) ............................................................. (196,100,140)
Net assets, at value ................................................................. $375,883,397

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global
Balanced Fund
Class A:
Net assets, at value ....................................................................... $210,785,593
Shares outstanding ........................................................................ 93,171,464
Net asset value per share
a
.................................................................. $2.26
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $2.39
Class A1:
Net assets, at value ....................................................................... $108,558,205
Shares outstanding ........................................................................ 47,904,534
Net asset value per share
a
.................................................................. $2.27
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $2.36
Class C:
Net assets, at value ....................................................................... $18,903,584
Shares outstanding ........................................................................ 8,378,581
Net asset value and maximum offering price per share
a
............................................. $2.26
Class C1:
Net assets, at value ....................................................................... $1,876,262
Shares outstanding ........................................................................ 826,143
Net asset value and maximum offering price per share
a
............................................. $2.27
Class R:
Net assets, at value ....................................................................... $595,699
Shares outstanding ........................................................................ 262,155
Net asset value and maximum offering price per share ............................................. $2.27
Class R6:
Net assets, at value ....................................................................... $2,387,522
Shares outstanding ........................................................................ 1,053,044
Net asset value and maximum offering price per share ............................................. $2.27
Advisor Class:
Net assets, at value ....................................................................... $32,776,532
Shares outstanding ........................................................................ 14,414,972
Net asset value and maximum offering price per share ............................................. $2.27
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Statement of Operations
Statement of Operations
for the year ended December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global
Balanced Fund
Investment income:
Dividends: (net of foreign taxes of $244,706)
Unaffiliated issuers ........................................................................ $4,469,355
Non-controlled affiliates (Note 3 f ) ............................................................. 332,158
Interest: (net of foreign taxes of $303,834)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 2,678,734
Paid in cash
a
........................................................................... 10,517,315
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 620
Non-controlled affiliates (Note 3 f ) ............................................................. 2
Other income (Note 1 g ) ...................................................................... 266,404
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 g ) .......................... (87,514)
Total investment income ................................................................... 18,177,074
Expenses:
Management fees (Note 3 a ) ................................................................... 3,742,801
Distribution fees: (Note 3c )
    Class A ................................................................................ 616,623
    Class A1 ............................................................................... 327,177
    Class C ................................................................................ 268,555
    Class C1 ............................................................................... 17,176
    Class R ................................................................................ 4,572
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 445,321
    Class A1 ............................................................................... 238,043
    Class C ................................................................................ 48,043
    Class C1 ............................................................................... 4,750
    Class R ................................................................................ 1,632
    Class R6 ............................................................................... 2,572
    Advisor Class ............................................................................ 77,898
Custodian fees (Note 4 ) ...................................................................... 133,987
Reports to shareholders fees .................................................................. (175,166)
Registration and filing fees .................................................................... 127,951
Professional fees ........................................................................... 97,654
Other .................................................................................... 132,638
Total expenses ......................................................................... 6,112,227
Expense reductions (Note 4 ) ............................................................... (1,353)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (554,802)
Net expenses ......................................................................... 5,556,072
Net investment income ................................................................ 12,621,002

Templeton Global Investment Trust
Statement of Operations
Statement of Operations
(continued)
for the year ended December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global
Balanced Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $273,018)
Unaffiliated issuers ...................................................................... (38,719,044)
Written options ........................................................................... 287,493
Foreign currency transactions ................................................................ (598,571)
Forward exchange contracts ................................................................. (7,358,176)
Net realized gain (loss) .................................................................. (46,388,298)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (45,566,213)
Translation of other assets and liabilities denominated in foreign currencies .............................. (438,436)
Written options ........................................................................... (217,920)
Forward exchange contracts ................................................................. 361,178
Swap contracts ........................................................................... 1,238,396
Change in deferred tax benefit ............................................................... (201,275)
Change in deferred taxes on unrealized appreciation ............................................... 353,924
Net change in unrealized appreciation (depreciation) ............................................ (44,470,346)
Net realized and unrealized gain (loss) ............................................................ (90,858,644)
Net increase (decrease) in net assets resulting from operations .......................................... $(78,237,642)
a
Includes amortization of premium and accretion of discount.

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton Global Balanced Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021*
*
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,621,002 $12,475,141
Net realized gain (loss) ................................................. (46,388,298) 27,100,402
Net change in unrealized appreciation (depreciation) ........................... (44,470,346) (45,449,467)
Net increase (decrease) in net assets resulting from operations ................ (78,237,642) (5,873,924)
Distributions to shareholders from tax return of capital:
Class A ............................................................. (7,322,788) (6,995,677)
Class A1 ............................................................ (3,887,214) (3,836,771)
Class C ............................................................. (548,737) (741,881)
Class C1 ............................................................ (65,374) (101,806)
Class R ............................................................. (24,765) (24,527)
Class R6 ............................................................ (90,479) (95,649)
Advisor Class ........................................................ (1,358,531) (1,543,438)
Total distributions to shareholders .......................................... (13,297,888) (13,339,749)
Capital share transactions: (Note 2 )
Class A ............................................................. (42,854,621) (41,199,574)
Class A1 ............................................................ (30,041,873) (27,722,796)
Class C ............................................................. (15,440,725) (42,980,955)
Class C1 ............................................................ (1,094,816) (9,675,828)
Class R ............................................................. (394,902) (349,207)
Class R6 ............................................................ (290,348) (1,299,446)
Advisor Class ........................................................ (15,961,602) (18,105,272)
Total capital share transactions ............................................ (106,078,887) (141,333,078)
Net increase (decrease) in net assets ................................... (197,614,417) (160,546,751)
Net assets:
Beginning of year ....................................................... 573,497,814 734,044,565
End of year ........................................................... $375,883,397 $573,497,814
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Templeton Global Balanced Fund
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standard Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S.GAAP),
including, but not limited to ASC 946. Templeton Global
Balanced Fund (Fund) is included in this report. The Fund
offers seven classes of shares: Class A, Class A1, Class C,
Class C1, Class R, Class R6 and Advisor Class. Class C and
Class C1 shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instru ments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote exchange traded and OTC
option contracts primarily to manage and/or gain exposure
to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss. At
December 31, 2022, the Fund had no options.
See Note 12 regarding other derivative information.
e. Restricted Cash
At December 31, 2022, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and/or counterparty broker and is reflected in the Statement of Assets and Liabilities.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2022,
the Fund had no securities on loan.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund determined to
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

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Templeton Global Balanced Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 7,689,306 $18,643,503 16,092,436 $46,257,741
Shares issued in reinvestment of distributions .......... 3,027,389 7,012,006 2,344,858 6,704,870
Shares redeemed ............................... (28,645,649) (68,510,130) (33,058,605) (94,162,185)
Net increase (decrease) .......................... (17,928,954) $(42,854,621) (14,621,311) $(41,199,574)
Class A1 Shares:
Shares sold ................................... 1,306,554 $3,128,760 3,874,311 $11,268,500
Shares issued in reinvestment of distributions .......... 1,620,156 3,759,109 1,296,583 3,713,085
Shares redeemed ............................... (15,586,982) (36,929,742) (14,931,528) (42,704,381)
Net increase (decrease) .......................... (12,660,272) $(30,041,873) (9,760,634) $(27,722,796)
Class C Shares:
Shares sold ................................... 652,460 $1,593,651 1,917,223 $5,507,166
Shares issued in reinvestment of distributions .......... 232,940 539,119 255,137 731,584
Shares redeemed
a
.............................. (7,235,955) (17,573,495) (17,220,342) (49,219,705)
Net increase (decrease) .......................... (6,350,555) $(15,440,725) (15,047,982) $(42,980,955)
Class C1 Shares:
Shares sold ................................... 50,406 $120,538 76,769 $221,020
Shares issued in reinvestment of distributions .......... 27,832 64,829 34,934 101,233
Shares redeemed
a
.............................. (544,980) (1,280,183) (3,428,786) (9,998,081)
Net increase (decrease) .......................... (466,742) $(1,094,816) (3,317,083) $(9,675,828)
Class R Shares:
Shares sold ................................... 45,002 $112,137 47,273 $137,541
Shares issued in reinvestment of distributions .......... 6,016 14,024 4,743 13,637
Shares redeemed ............................... (229,209) (521,063) (172,627) (500,385)
Net increase (decrease) .......................... (178,191) $(394,902) (120,611) $(349,207)
Class R6 Shares:
Shares sold ................................... 176,826 $441,080 382,316 $1,106,423
Shares issued in reinvestment of distributions .......... 38,248 88,921 32,883 94,408
Shares redeemed ............................... (343,225) (820,349) (867,741) (2,500,277)
Net increase (decrease) .......................... (128,151) $(290,348) (452,542) $(1,299,446)
Advisor Class Shares:
Shares sold ................................... 1,430,486 $3,486,490 3,031,187 $8,695,812
Shares issued in reinvestment of distributions .......... 518,629 1,211,215 482,116 1,385,563
Shares redeemed ............................... (8,547,520) (20,659,307) (9,799,632) (28,186,647)
Net increase (decrease) .......................... (6,598,405) $(15,961,602) (6,286,329) $(18,105,272)
a
May include a portion of Class C and C1 shares that were automatically converted to Class A.

Templeton Global Investment Trust
Notes to Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, the gross effective investment management fee rate was 0.822% of the Fund’s average daily net assets.
Under a subadvisory agreement, Advisers, an affiliate of Global Advisors, provides subadvisory services to the Fund. The subadvisory fee is paid by Global Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Effective August 1, 2022, under a subadvisory agreement, TICL, an affiliate of Global Advisors, provides subadvisory services to the Fund. The subadvisory fee is paid by Global Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TICL) Investment manager
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.825% Up to and including $500 million
0.725% Over $500 million, up to and including $1 billion
0.675% Over $1 billion, up to and including $1.5 billion
0.625% Over $1.5 billion, up to and including $6.5 billion
0.600% Over $6.5 billion, up to and including $11.5 billion
0.578% Over $11.5 billion, up to and including $16.5 billion
0.565% Over $16.5 billion, up to and including $19 billion
0.555% Over $19 billion, up to and including $21.5 billion
0.545% In excess of $21.5 billion

Templeton Global Investment Trust
Notes to Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
maximum annual plan rate. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C, C1 and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
.
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2022, the Fund paid transfer agent fees of $818,259 of which $293,515 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class C1 ................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $9,643
CDSC retained .............................................................................. $3,494
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
g. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.95% based on the average net assets of each class until April 30,
2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
During the year ended December 31, 2022, the Fund utilized $654,112 capital loss carryforwards.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 73,639,085 $ 174,061,913 $ (238,205,227) $ — $ — $ 9,495,771 9,495,771 $ 332,158
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $— $1,130,000 $(1,130,000) $— $— $— — $2
Total Affiliated Securities ... $73,639,085 $175,191,913 $(239,335,227) $— $— $9,495,771 $332,160
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $35,740,392
Long term ................................................................................ 112,941,832
Total capital loss carryforwards ............................................................... $148,682,224
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the fo llowing fiscal year. At December 3 1 , 202 2 , the Fund deferred late-year ordinary losses of $ 4,287,086 .
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims, passive foreign investment company shares, foreign capital gains tax, payments-in-kind, bond discounts and premiums, tax straddles, default securities and wash sales.
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended December 31, 2022, such reclassifications were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated
$215,520,512 and $262,700,688, respectively.
7. Credit Risk and Defaulted Securities
At December 31, 2022, the Fund had 12.8% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
 The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December
31, 2022, the aggregate value of these securities represents 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
2022 2021
Distributions paid from:
Return of capital ........................................................... $13,297,888 $13,339,749
Cost of investments .......................................................................... $411,998,671
Unrealized appreciation ........................................................................ $23,816,445
Unrealized depreciation ........................................................................ (70,669,620)
Net unrealized appreciation (depreciation) .......................................................... $(46,853,175)
Paid-in Capital .............................................................................. $(34,661,890)
Total distributable earnings (loss) ................................................................ $34,661,890
5. Income Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) .............. $84,475 $—
a
Fund also invests in unrestricted securities of the issuer, valued at $
0
as of December 31, 2022.

Templeton Global Investment Trust
Notes to Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
12. Other Derivative Information
At December 3 1 , 202 2 , investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 3 1 , 202 2 , the average month end notional amount of swap contracts and o ptions contracts represented $ 11,467,692 and $11,718,462 respectively. The average month end contract value of forward exchange co ntracts was $201,339,976 .
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Balanced Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ 1,260,351
a
Variation margin on centrally
cleared swap contracts
$ 21,955
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
4,661,238 Unrealized depreciation on OTC
forward exchange contracts
3,631,265
Total .................... $5,921,589 $3,653,220
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Global Balanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $— Swap contracts $1,238,396
Foreign exchange contracts .....
Investments (647,448)
a
Investments 468,129
a
Written options 287,493 Written options (217,920)
Forward exchange contracts (7,358,176) Forward exchange contracts 361,178
Total ....................... $(7,718,131) $1,849,783
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
.

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
At December 31, 2022, OTC derivative assets and liabilities are as follows:
At December 31, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Balanced Fund
Derivatives
Forward exchange contracts ............................. $ 4,661,238 $ 3,631,265
Total ............................................. $4,661,238 $3,631,265
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Global Balanced Fund
Counterparty
BNDP ................... $132,628 $— $— $— $132,628
BOFA .................... 680,753 — (445,883) — 234,870
BZWS ................... 93,566 (49,383) — (44,183) —
CITI ..................... 33,670 (33,670) — — —
DBAB ................... 997,841 (516,193) — (280,000) 201,648
GSCO ................... 547,421 (8,320) — (350,000) 189,101
HSBK ................... 1,149,709 (1,149,709) — — —
JPHQ ................... 460,425 (460,425) — — —
MSCO ................... 565,225 (151,293) — (340,000) 73,932
Total ................... $4,661,238 $(2,368,993) $ (445,883) $(1,014,183) $832,179
$ 1
12. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
At December 31, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations page 49.
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Balanced Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... — — — — —
BZWS ................... 49,383 (49,383) — — —
CITI ..................... 125,717 (33,670) — (92,047) —
DBAB ................... 516,193 (516,193) — — —
GSCO ................... 8,320 (8,320) — — —
HSBK ................... 2,036,100 (1,149,709) — (886,391) —
JPHQ ................... 744,259 (460,425) — (283,834) —
MSCO ................... 151,293 (151,293) — — —
Total ................... $3,631,265 $(2,368,993) $— $(1,262,272) $—
a
At December 31, 2022, the Fund received U.S. Treasury Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
12. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

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Annual Report
Templeton Global Balanced Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ 2,289,855 $ 10,336,024 $ — $ 12,625,879
France ............................... — 5,440,506 — 5,440,506
Germany ............................. — 28,730,697 — 28,730,697
Hong Kong ........................... — 7,267,757 — 7,267,757
Hungary ............................. — 2,939,353 — 2,939,353
Japan ............................... — 7,290,291 — 7,290,291
Netherlands ........................... — 8,783,896 — 8,783,896
South Africa ........................... — — —
a
—
South Korea .......................... — 5,109,721 — 5,109,721
Switzerland ........................... — 5,780,334 — 5,780,334
Taiwan ............................... — 4,608,970 — 4,608,970
United Kingdom ........................ — 13,116,574 — 13,116,574
United States .......................... 81,081,554 — — 81,081,554
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 129,978,570 — 129,978,570
U.S. Government and Agency Securities ....... — 3,754,778 — 3,754,778
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 9,495,771 36,872,478 — 46,368,249
Total Investments in Securities ........... $92,867,180 $270,009,949
b
$— $362,877,129
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 4,661,238 $ — $ 4,661,238
Swap contracts ......................... — 1,260,351 — 1,260,351
Total Other Financial Instruments ......... $— $5,921,589 $— $5,921,589
13. Credit Facility
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
15. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund (continued)
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 3,631,265 $ — $ 3,631,265
Swap contracts .......................... — 21,955 — 21,955
Total Other Financial Instruments ......... $— $3,653,220 $— $3,653,220
a
Includes financial instruments determined to have no value at December 31, 2022.
b
Includes foreign securities valued at $99,404,123, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
Cu r rency
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
COP Colombian Peso
EUR Euro
GBP British Pound
GHS Ghanaian Cedi
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
SEK Swedish Krona
THB Thai Baht
USD United States Dollar

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Global Investment Trust and Shareholders of Templeton Global Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Global Balanced Fund (one of the funds constituting Templeton Global Investment Trust, referred to hereafter as the "Fund")
as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended
December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,462,719
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $4,234,496

Templeton Global Investment Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1994 119 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Strategic Income Fund
(closed-end investment
management company)
(September 2022-present); Ares
Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc. (food
distribution) (2013-present),
formerly , Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Terrence J. Checki (1945) Trustee Since January 2023 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2017 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1996 and Lead
Independent
Trustee since 2007
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2006 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2006 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2001 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of
the Board,
Trustee and Vice
President
Chairman of the Board
and Vice President
since January 2023 and
Trustee since 2006
131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alan T. Bartlett (1970) President
and Chief
Executive Officer
- Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer,
Goodhart Partners (2009-2019).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary since
2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective December 31, 2022, Robert E. Wade ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2006, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Global Balanced Fund
(Fund)
At a meeting held on July 13, 2022 (Meeting), the Board
of Trustees (Board) of Templeton Global Investment
Trust (Trust), including a majority of the trustees who are
not “interested persons” as defined in the Investment
Company Act of 1940) (Independent Trustees), reviewed
and approved a new investment sub-advisory agreement
between Templeton Global Advisors Limited (Manager),
the Fund’s investment manager, and Templeton Investment
Counsel, LLC (Sub-Adviser), an affiliate of the Manager,
on behalf of the Fund (Sub-Advisory Agreement), for an
initial two-year period. The Independent Trustees received
advice from and met separately with Independent Trustee
counsel in considering whether to approve the Sub-Advisory
Agreement.
The Board reviewed and considered information provided
by the Manager at the Meeting with respect to the Sub-
Advisory Agreement. The Board also reviewed and
considered the factors it deemed relevant in approving
the Sub-Advisory Agreement, including, but not limited
to: (i) the nature, extent, and quality of the services to
be provided by the Sub-Adviser; and (ii) the costs of the
services to be provided by the Sub-Adviser. The Board
further reviewed and considered information provided by
management showing the expected impact of hiring the
Sub-Adviser on the Manager’s profitability consistent with
the Order (as defined below). The Board also considered
that management proposed that the Board approve the
Sub-Advisory Agreement in order to facilitate portfolio
management team changes, effective August 2022. The
Board reviewed and further considered the form of Sub-
Advisory Agreement and the terms of the Sub-Advisory
Agreement, which were discussed at the Meeting, noting
that the terms and conditions of the Sub-Advisory Agreement
were substantially similar to the terms and conditions of
sub-advisory agreements for other Franklin Templeton (“FT”)
mutual funds.
In approving the Sub-Advisory Agreement, the Board,
including a majority of the Independent Trustees, determined that the hiring of the Sub-Adviser is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Manager or Sub-Adviser derives
an inappropriate advantage. The Board also determined
that the terms of the Sub-Advisory Agreement are fair and
reasonable. While attention was given to all information
furnished, the following discusses some primary factors
relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services to be provided by the Sub-Adviser and currently
being provided by the Manager and its affiliates to the Fund and its shareholders. In doing so, the Board noted that the
Fund employs a “manager of managers” structure pursuant
to an exemptive order (Order) granted to the Manager by
the U.S. Securities and Exchange Commission, whereby the
Manager and the Fund may, without shareholder approval,
enter into sub-advisory agreements with sub-advisers that
are indirect or direct wholly owned subsidiaries of Franklin
Resources, Inc. (FRI). In particular, with respect to the Sub-
Adviser, the Board took into account that two new portfolio
managers proposed to serve as portfolio managers for the
Fund are employees of the Sub-Adviser and members of
the Templeton Global Equity Group. The Board reviewed
and considered information regarding the nature, quality and extent of investment sub-advisory services to be provided
by the Sub-Adviser to the Fund and its shareholders under
the Sub-Advisory Agreement; the Sub-Adviser’s experience
as a manager of other funds and accounts, including those
within the FT organization; the personnel, operations,
financial condition, and investment management capabilities, methodologies and resources of the Sub-Adviser and the
Sub-Adviser’s capabilities, as demonstrated by, among other
things, its policies and procedures reasonably designed to
prevent violations of the federal securities laws.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of FRI, the parent of the Manager and the Sub-
Adviser, and its commitment to the mutual fund business as
evidenced by its reassessment of fund offerings in response
to the market environment and project initiatives and capital investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to being a global leader in stewardship and
sustainability.

Templeton Global Investment Trust
Shareholder Information

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Annual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund and its
shareholders.
Fund Performance
The Board noted its review and consideration of the
performance results of the Fund in connection with the
February 2022 annual contract renewal (Annual Contract
Renewal) of the Fund’s investment management agreement
and at regular Board meetings throughout the year. The
Board recalled that in connection with the Annual Contract
Renewal the Board discussed with management the actions
that were being taken in an effort to improve the performance of the Fund and the global equity funds as a whole. The
Board further recalled that management specifically
highlighted the strategic initiatives being undertaken in the
Templeton Global Equity Group, including enhancements
to the leadership of the group and the commitment of
additional resources important to delivering sustainable
returns. The Board also recalled that it concluded that the
Fund’s management agreements that were considered at
the Annual Contract Renewal meeting should be continued
for an additional one-year period, while management’s
efforts continued to be closely monitored. The Board noted
management’s proposal to retain the Sub-Adviser and make
enhancements to the Fund’s portfolio management team,
as presented at the Meeting, and determined that, in light of these changes, additional time will be needed to evaluate
the effectiveness of management’s actions.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the investment sub-advisory fee to be charged by the Sub-
Adviser. The Board noted that the addition of the Sub-
Adviser will have no impact on the amount of management
fees that are currently paid by the Fund as the Sub-Adviser
will be paid by the Manager out of the management fee that
the Manager receives from the Fund. The Board further
noted that the allocation of the fee between the Manager
and the Sub-Adviser reflected the services to be provided
by each. The Board concluded that the proposed investment
sub-advisory fee is reasonable.
Management Profitability and Economies of Scale
The Board noted management’s belief that the Manager’s
profitability is not expected to materially change as a result of the addition of the Sub-Adviser. The Board determined that
its conclusions regarding profitability and economies of scale reached in connection with the Annual Contract Renewal of
the investment management agreement with the Manager
had not changed as a result of the proposal to approve the
Sub-Advisory Agreement.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the Sub-Advisory Agreement for an initial two-year period.
TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Global Balanced Fund
(Fund)
At an in-person meeting held on December 14, 2022
(Meeting), the Board of Trustees (Board) of Templeton
Global Investment Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved an amendment to the existing
investment sub-advisory agreement (Existing Sub-Advisory
Agreement) between Templeton Global Advisors Limited
(Manager), the Fund’s investment manager, and Templeton
Investment Counsel, LLC (Sub-Adviser), an affiliate of the
Manager, on behalf of the Fund (Amended Sub-Advisory
Agreement). The Independent Trustees received advice from
and met separately with Independent Trustee counsel in
considering whether to approve the Amended Sub-Advisory
Agreement.
The Board noted its review and consideration of the
information provided by the Manager and the Sub-Adviser in
connection with the Meeting, as well as the meeting held on
July 13, 2022 (July Meeting), at which the Board approved
the Existing Sub-Advisory Agreement for an initial two-year
period. The Board also noted the factors it deemed relevant
in approving the Existing Sub-Advisory Agreement including,
but not limited to: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser; and (ii) the
costs of the services to be provided by the Sub-Adviser. The
Board determined that its conclusions at the July Meeting
had not changed as a result of the proposal to approve the
Amended Sub-Advisory Agreement. The Board took into
account management’s representation that the Manager
retained ultimate responsibility for the management of the
Fund and oversight of the Fund’s sub-advisers. The Board
considered that management proposed that the Board
approve the Amended Sub-Advisory Agreement in order
to implement a new methodology adopted by Franklin
Templeton (FT) for allocating management fees between FT
investment advisers and sub-advisers. The Board further
considered that the implementation of the new methodology
would increase the portion of the management fee that the
Manager pays the Sub-Adviser. The Board noted that the
proposed change in the management fee allocation would
not change the quality or nature of services provided by the
Manager or the Sub-Adviser, and would have no impact on

Templeton Global Investment Trust
Shareholder Information

franklintempleton.com
Annual Report
the amount of management fees that are currently paid by
the Fund as the Sub-Adviser would continue to be paid by
the Manager out of the management fee that the Manager
receives from the Fund.
In approving the Amended Sub-Advisory Agreement, the
Board, including a majority of the Independent Trustees,
determined that the terms of the Amended Sub-Advisory
Agreement are fair and reasonable and that the approval
of the Amended Sub-Advisory Agreement is in the best
interests of the Fund and its shareholders. Based on
its review, consideration and evaluation of all factors it
believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Amended
Sub-Advisory Agreement.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

325 A 02/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Global Balanced Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors Limited Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $65,583 for the fiscal year ended December 31, 2022 and $65,313 for the fiscal year ended December 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2022 and $8,000 for the fiscal year ended December 31, 2021. The services for which these fees were paid included preparation of tax returns in relation to the liquidation of previously consolidated entities.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended December 31, 2022 and $0 for the fiscal year ended December 31, 2021. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2022 and $248 for the fiscal year ended December 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $240,211 for the fiscal year ended December 31, 2022 and $90,743 for the fiscal year ended December 31, 2021. The services for which these fees were paid included issuance of professional fees in connection with determining the feasibility of a U.S. direct lending structure, benchmarking services in connection with the ICI TA survey, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $310,211 for the fiscal year ended December 31, 2022 and $98,991 for the fiscal year ended December 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
    N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.       N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.           N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.      N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls.

There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                         N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 27, 2023